Shareholder Report	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DIAMOND HILL FUNDS
Entity Central Index Key		0001032423
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		annual shareholder report
Diamond Hill Small Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small Cap Fund
Class Name		Investor
Trading Symbol		DHSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$135	1.28%

Expenses Paid, Amount		$ 135
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSCX) returned 11.48% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	11.48%	11.73%	8.46%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 217,891,721	$ 217,891,721
Holdings Count | shares	61	61
Advisory Fees Paid, Amount		$ 1,725,585
Investment Company, Portfolio Turnover		57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Small Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small Cap Fund
Class Name		Class I
Trading Symbol		DHSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$105	0.99%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSIX) returned 11.84% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	11.84%	12.05%	8.77%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 217,891,721	$ 217,891,721
Holdings Count | shares	61	61
Advisory Fees Paid, Amount		$ 1,725,585
Investment Company, Portfolio Turnover		57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Small Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small Cap Fund
Class Name		Class Y
Trading Symbol		DHSYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$92	0.87%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSYX) returned 11.96% for the year ended December 31, 2025. Over that same period, the Russell 2000 Index returned 12.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	11.96%	12.20%	8.90%
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 217,891,721	$ 217,891,721
Holdings Count | shares	61	61
Advisory Fees Paid, Amount		$ 1,725,585
Investment Company, Portfolio Turnover		57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$217,891,721
Number of Portfolio Holdings	61
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,725,585

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc., Class A	5.2
Triumph Financial, Inc.	4.6
Astrana Health, Inc.	4.0
Ducommun, Inc.	4.0
Ryman Hospitality Properties, Inc.	4.0
Bank OZK	3.9
Mesa Laboratories, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4
United States Lime & Minerals, Inc.	3.2
International General Insurance Holdings Ltd.	2.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small-Mid Cap Fund
Class Name		Investor
Trading Symbol		DHMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$127	1.22%

Expenses Paid, Amount		$ 127
Expense Ratio, Percent		1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMAX) returned 8.33% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	8.33%	7.89%	7.66%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 850,869,263	$ 850,869,263
Holdings Count | shares	66	66
Advisory Fees Paid, Amount		$ 7,000,810
Investment Company, Portfolio Turnover		44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small-Mid Cap Fund
Class Name		Class I
Trading Symbol		DHMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.93%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMIX) returned 8.63% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	8.63%	8.20%	7.98%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 850,869,263	$ 850,869,263
Holdings Count | shares	66	66
Advisory Fees Paid, Amount		$ 7,000,810
Investment Company, Portfolio Turnover		44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Small-Mid Cap Fund
Class Name		Class Y
Trading Symbol		DHMYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$85	0.81%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMYX) returned 8.76% for the year ended December 31, 2025. Over that same period, the Russell 2500 Index returned 11.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	8.76%	8.32%	8.11%
Russell 3000 Index	17.15	13.15	14.29
Russell 2500 Index	11.91	7.26	10.40

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 850,869,263	$ 850,869,263
Holdings Count | shares	66	66
Advisory Fees Paid, Amount		$ 7,000,810
Investment Company, Portfolio Turnover		44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$850,869,263
Number of Portfolio Holdings	66
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,000,810

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Huntington Ingalls Industries, Inc.	4.5
Post Holdings, Inc.	4.0
Regal Rexnord Corp.	3.7
CubeSmart	3.3
Gates Industrial Corp. plc	3.1
Red Rock Resorts, Inc., Class A	2.9
Mid-America Apartment Communities, Inc.	2.8
SS&C Technologies Holdings, Inc.	2.7
Rocket Companies, Inc., Class A	2.5
Webster Financial Corp.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Mid Cap Fund
Class Name		Investor
Trading Symbol		DHPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$115	1.08%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPAX) returned 13.10% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	13.10%	9.04%	8.23%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 76,664,246	$ 76,664,246
Holdings Count | shares	58	58
Advisory Fees Paid, Amount		$ 636,923
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Mid Cap Fund
Class Name		Class I
Trading Symbol		DHPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$84	0.79%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPIX) returned 13.37% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	13.37%	9.35%	8.54%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 76,664,246	$ 76,664,246
Holdings Count | shares	58	58
Advisory Fees Paid, Amount		$ 636,923
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Mid Cap Fund
Class Name		Class Y
Trading Symbol		DHPYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$72	0.67%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPYX) returned 13.63% for the year ended December 31, 2025. Over that same period, the Russell Midcap Index returned 10.60%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	13.63%	9.50%	8.68%
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 76,664,246	$ 76,664,246
Holdings Count | shares	58	58
Advisory Fees Paid, Amount		$ 636,923
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$76,664,246
Number of Portfolio Holdings	58
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$636,923

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Post Holdings, Inc.	3.8
Regal Rexnord Corp.	3.7
Huntington Ingalls Industries, Inc.	3.4
Parker-Hannifin Corp.	2.7
Red Rock Resorts, Inc., Class A	2.7
SS&C Technologies Holdings, Inc.	2.6
Rocket Companies, Inc., Class A	2.5
CubeSmart	2.4
Humana, Inc.	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Large Cap Fund
Class Name		Investor
Trading Symbol		DHLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$100	0.97%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLAX) returned 5.33% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	5.33%	7.64%	9.84%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 6,285,701,087	$ 6,285,701,087
Holdings Count | shares	51	51
Advisory Fees Paid, Amount		$ 39,757,025
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Large Cap Fund
Class Name		Class I
Trading Symbol		DHLRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$70	0.68%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLRX) returned 5.65% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	5.65%	7.96%	10.16%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 6,285,701,087	$ 6,285,701,087
Holdings Count | shares	51	51
Advisory Fees Paid, Amount		$ 39,757,025
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Large Cap Fund
Class Name		Class Y
Trading Symbol		DHLYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$58	0.56%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLYX) returned 5.74% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	5.74%	8.08%	10.28%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Value Index	15.91	11.33	10.53
Russell 1000 Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 6,285,701,087	$ 6,285,701,087
Holdings Count | shares	51	51
Advisory Fees Paid, Amount		$ 39,757,025
Investment Company, Portfolio Turnover		45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$6,285,701,087
Number of Portfolio Holdings	51
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$39,757,025

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.8
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.1
Colgate-Palmolive Co.	3.9
Aon plc, Class A	3.5
Texas Instruments, Inc.	3.4
Waste Management, Inc.	3.4
Capital One Financial Corp.	3.3
ConocoPhillips	2.8
Bank of America Corp.	2.5

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Select Fund
Class Name		Investor
Trading Symbol		DHTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$125	1.17%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTAX) returned 13.29% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	13.29%	12.79%	12.08%
Russell 3000 Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 579,147,421	$ 579,147,421
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 3,985,655
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Select Fund
Class Name		Class I
Trading Symbol		DHLTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$94	0.88%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLTX) returned 13.58% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	13.58%	13.13%	12.41%
Russell 3000 Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 579,147,421	$ 579,147,421
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 3,985,655
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Select Fund
Class Name		Class Y
Trading Symbol		DHTYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$81	0.76%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTYX) returned 13.72% for the year ended December 31, 2025. Over that same period, the Russell 3000 Index returned 17.15%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	13.72%	13.26%	12.54%
Russell 3000 Index	17.15	13.15	14.29

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 579,147,421	$ 579,147,421
Holdings Count | shares	30	30
Advisory Fees Paid, Amount		$ 3,985,655
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$579,147,421
Number of Portfolio Holdings	30
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,985,655

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	7.5
Cimpress plc	6.1
Capital One Financial Corp.	6.1
Regal Rexnord Corp.	5.9
Red Rock Resorts, Inc., Class A	5.7
Berkshire Hathaway, Inc., Class B	5.4
Ashland, Inc.	4.1
Abbott Laboratories	3.3
Diamondback Energy, Inc.	3.3
Colgate-Palmolive Co.	3.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Long-Short Fund
Class Name		Investor
Trading Symbol		DIAMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$184	1.68%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.68%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAMX) returned 18.76% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Investor	18.76%	9.72%	7.68%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 2,344,482,113	$ 2,344,482,113
Holdings Count | shares	100	100
Advisory Fees Paid, Amount		$ 17,879,309
Investment Company, Portfolio Turnover		67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Long-Short Fund
Class Name		Class I
Trading Symbol		DHLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$152	1.39%

Expenses Paid, Amount		$ 152
Expense Ratio, Percent		1.39%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLSX) returned 19.10% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class I	19.10%	10.04%	7.99%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 2,344,482,113	$ 2,344,482,113
Holdings Count | shares	100	100
Advisory Fees Paid, Amount		$ 17,879,309
Investment Company, Portfolio Turnover		67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Long-Short Fund
Class Name		Class Y
Trading Symbol		DIAYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$139	1.27%

Expenses Paid, Amount		$ 139
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAYX) returned 19.24% for the year ended December 31, 2025. Over that same period, the Russell 1000 Index returned 17.37% and the 60%/40% Blended Index returned 12.12%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Ten Years
Class Y	19.24%	10.17%	8.11%
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Index	17.37	13.59	14.59
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	12.12	9.64	9.78

No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,344,482,113	$ 2,344,482,113
Holdings Count | shares	100	100
Advisory Fees Paid, Amount		$ 17,879,309
Investment Company, Portfolio Turnover		67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,344,482,113
Number of Portfolio Holdings	100
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$17,879,309
Number of Long/(Short) Holdings in Portfolio	56/(44)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.5
Microsoft Corp.	4.2
American International Group, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.9
Meta Platforms, Inc., Class A	3.9
Citigroup, Inc.	3.8
Zoetis, Inc.	2.3
Salesforce, Inc.	2.2
Builders FirstSource, Inc.	2.2
Amazon.com, Inc.	2.1
Short:
Federal Signal Corp.	-1.2
Bank of Hawaii Corp.	-1.2
Acushnet Holdings Corp.	-1.2
Core & Main, Inc., Class A	-1.2
Williams-Sonoma, Inc.	-1.2
Matson, Inc.	-1.3
eBay, Inc.	-1.3
Garmin Ltd.	-1.3
Medpace Holdings, Inc.	-1.6
International Business Machines Corp.	-2.0

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill International Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill International Fund
Class Name		Investor
Trading Symbol		DHIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$131	1.15%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIAX) returned 27.87% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Investor	27.87%	8.62%	9.71%
MSCI ACWI ex USA Index	32.39	7.91	8.86

Performance Inception Date		Dec. 30, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 161,279,956	$ 161,279,956
Holdings Count | shares	55	55
Advisory Fees Paid, Amount		$ 1,035,467
Investment Company, Portfolio Turnover		51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill International Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill International Fund
Class Name		Class I
Trading Symbol		DHIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$98	0.86%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIIX) returned 28.27% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Class I	28.27%	8.95%	10.03%
MSCI ACWI ex USA Index	32.39	7.91	8.86

Performance Inception Date		Dec. 30, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 161,279,956	$ 161,279,956
Holdings Count | shares	55	55
Advisory Fees Paid, Amount		$ 1,035,467
Investment Company, Portfolio Turnover		51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill International Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill International Fund
Class Name		Class Y
Trading Symbol		DHIYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$85	0.74%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIYX) returned 28.44% for the year ended December 31, 2025. Over that same period, the MSCI ACWI ex USA Index returned 32.39%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (12/30/2016)
Class Y	28.44%	9.09%	10.16%
MSCI ACWI ex USA Index	32.39	7.91	8.86

Performance Inception Date		Dec. 30, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 161,279,956	$ 161,279,956
Holdings Count | shares	55	55
Advisory Fees Paid, Amount		$ 1,035,467
Investment Company, Portfolio Turnover		51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$161,279,956
Number of Portfolio Holdings	55
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$1,035,467

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.5
Samsung Electronics Co. Ltd.	4.2
AIB Group plc	3.6
HDFC Bank Ltd. - ADR	3.6
Max Co. Ltd.	3.1
British American Tobacco plc	3.0
Compagnie Financiere Richemont SA, Class A	2.8
Krones AG	2.7
Canadian Natural Resources Ltd.	2.7
Safran SA	2.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Short Duration Securitized Bond Fund
Class Name		Investor
Trading Symbol		DHEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$84	0.81%

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEAX) returned 6.22% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Investor	6.22%	4.41%	3.94%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 4,866,607,054	$ 4,866,607,054
Holdings Count | shares	576	576
Advisory Fees Paid, Amount		$ 14,665,247
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Short Duration Securitized Bond Fund
Class Name		Class I
Trading Symbol		DHEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.52%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEIX) returned 6.60% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class I	6.60%	4.73%	4.25%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 4,866,607,054	$ 4,866,607,054
Holdings Count | shares	576	576
Advisory Fees Paid, Amount		$ 14,665,247
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Short Duration Securitized Bond Fund
Class Name		Class Y
Trading Symbol		DHEYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEYX) returned 6.62% for the year ended December 31, 2025. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 5.35%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	6.62%	4.85%	4.37%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49
Bloomberg 1-3 Year US Government/Credit Index	5.35	1.97	2.02

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,866,607,054	$ 4,866,607,054
Holdings Count | shares	576	576
Advisory Fees Paid, Amount		$ 14,665,247
Investment Company, Portfolio Turnover		37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$4,866,607,054
Number of Portfolio Holdings	576
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$14,665,247
Effective Duration	1.30
Weighted Average Life	2.09
Option-Adjusted Spread	276

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 2.250% 08/15/27	1.0
GSMBS 5.006% 10/25/65	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.8
Research-Driven Pagaya Motor Asset Trust 5.415% 06/27/33	0.8
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.8
U.S. Treasury Notes 1.250% 09/30/28	0.8
GNMA 7.000% 04/20/2065	0.7
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	0.7
FNMA FLTR 12/01/55	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Investor
Trading Symbol	DHWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Investor	$60*	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Expenses Short Period Footnote [Text Block]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWAX) returned 4.86% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Investor	4.86%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 28, 2026
Net Assets	$ 31,232,333	$ 31,232,333
Holdings Count | shares	108	108
Advisory Fees Paid, Amount	$ 101,814
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Class I
Trading Symbol	DHWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class I	$45*	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Expenses Short Period Footnote [Text Block]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWIX) returned 5.03% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS ABS CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Class I	5.03%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Feb. 28, 2026
Net Assets	$ 31,232,333	$ 31,232,333
Holdings Count | shares	108	108
Advisory Fees Paid, Amount	$ 101,814
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]	Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Class Y
Trading Symbol	DHWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of June 30, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$39*	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Factors Affecting Performance [Text Block]
How did the Fund perform during the period, and what affected its performance?

The Fund (Ticker: DHWYX) returned 5.08% for the period ended December 31, 2025. Over that same period, the Bloomberg US Securitized: MBS ABS CMBS Index returned 4.10%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS) sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
Since Inception (06/30/2025)
Class Y	5.08%
Bloomberg US Aggregate Bond Index	3.15
Bloomberg US Securitized: MBS, ABS and CMBS Index	4.10

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 31,232,333	$ 31,232,333
Holdings Count | shares	108	108
Advisory Fees Paid, Amount	$ 101,814
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,232,333
Number of Portfolio Holdings	108
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$101,814
Effective Duration	5.38
Weighted Average Life	5.93
Option-Adjusted Spread	179

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA 3.500% 01/25/49	5.5
FNMA 3.000% 04/25/44	4.9
FHLMC 2.000% 01/15/45	3.9
FNMA 3.000% 09/25/42	3.4
GNMA 6.000% 07/16/39	3.1
FNMA 2.000% 09/25/42	3.1
RMF Buyout Issuance Trust 4.704% 11/25/31	2.8
GNMA FRN 12/20/40	2.5
FHLMC 2.500% 01/15/43	2.3
FHLMC 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Bond Fund
Class Name		Investor
Trading Symbol		DHRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$79	0.76%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRAX) returned 6.95% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Investor	6.95%	0.35%	2.04%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 3,078,755,052	$ 3,078,755,052
Holdings Count | shares	1,110	1,110
Advisory Fees Paid, Amount		$ 7,748,724
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Bond Fund
Class Name		Class I
Trading Symbol		DHRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$49	0.47%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRIX) returned 7.16% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class I	7.16%	0.61%	2.33%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 3,078,755,052	$ 3,078,755,052
Holdings Count | shares	1,110	1,110
Advisory Fees Paid, Amount		$ 7,748,724
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Bond Fund
Class Name		Class Y
Trading Symbol		DHRYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRYX) returned 7.39% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	7.39%	0.74%	2.45%
Bloomberg US Aggregate Bond Index	7.30	-0.36	1.49

Performance Inception Date		Jul. 05, 2016
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,078,755,052	$ 3,078,755,052
Holdings Count | shares	1,110	1,110
Advisory Fees Paid, Amount		$ 7,748,724
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,078,755,052
Number of Portfolio Holdings	1,110
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$7,748,724
Effective Duration	5.58
Weighted Average Life	7.11
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.9
U.S. Treasury Notes 4.000% 02/15/34	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.3
U.S. Treasury Bonds 1.625% 11/15/50	1.5
U.S. Treasury Bonds 2.250% 08/15/46	1.3
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.625% 02/15/43	1.2
U.S. Treasury Bonds 1.375% 11/15/40	0.9
U.S. Treasury Notes 1.250% 09/30/28	0.9
U.S. Treasury STRIPS 0.000% 11/15/38	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Plus Bond Fund
Class Name		Investor
Trading Symbol		DHNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$89	0.86%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNAX) returned 7.77% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Investor	7.77%	5.76%
Bloomberg US Aggregate Bond Index	7.30	4.29

Performance Inception Date		Oct. 15, 2024
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 97,213,012	$ 97,213,012
Holdings Count | shares	455	455
Advisory Fees Paid, Amount		$ 264,330
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.21% to 0.22%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Plus Bond Fund
Class Name		Class I
Trading Symbol		DHNIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$59	0.57%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNIX) returned 8.03% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Class I	8.03%	6.04%
Bloomberg US Aggregate Bond Index	7.30	4.29

Performance Inception Date		Oct. 15, 2024
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date		Feb. 28, 2026
Net Assets	$ 97,213,012	$ 97,213,012
Holdings Count | shares	455	455
Advisory Fees Paid, Amount		$ 264,330
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.

Material Fund Change Expenses [Text Block]		Effective February 28, 2026, the administration fee paid to DHCM will increase from 0.17% to 0.18%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name		Diamond Hill Core Plus Bond Fund
Class Name		Class Y
Trading Symbol		DHNYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]	What were the Fund's costs for the last year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHNYX) returned 8.25% for the year ended December 31, 2025. Over that same period, the Bloomberg US Aggregate Bond Index returned 7.30%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), corporate credit and Treasury sectors.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (10/15/2024)
Class Y	8.25%	6.22%
Bloomberg US Aggregate Bond Index	7.30	4.29

Performance Inception Date		Oct. 15, 2024
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 97,213,012	$ 97,213,012
Holdings Count | shares	455	455
Advisory Fees Paid, Amount		$ 264,330
Investment Company, Portfolio Turnover		50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$97,213,012
Number of Portfolio Holdings	455
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$264,330
Effective Duration	5.77
Weighted Average Life	7.12
Option-Adjusted Spread	155

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	6.0
U.S. Treasury Notes 0.625% 08/15/30	4.7
U.S. Treasury Bonds 3.000% 02/15/48	4.1
GNMA 3.500% 02/20/48	1.4
GNMA 5.000% 02/20/51	1.0
GNMA 1.500% 07/20/50	0.9
GNMA, Pool #DJ1126 7.000% 04/20/2065	0.8
GNMA 2.500% 11/20/51	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	0.8

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents
Diamond Hill Large Cap Concentrated ETF Shares
Shareholder Report [Line Items]
Fund Name		Diamond Hill Large Cap Concentrated ETF
Trading Symbol		DHLX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		888-226-5595
Additional Information Email		info@diamond-hill.com
Additional Information Website		https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Diamond Hill Large Cap Concentrated ETF	$60	0.57%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLX) returned 8.97% for the year ended December 31, 2025. Over that same period, the Russell 1000 Value Index returned 15.91%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year	Since Inception (02/26/2021)
Diamond Hill Large Cap Concentrated ETF	8.97%	9.40%
Russell 3000 Index	17.15	12.99
Russell 1000 Value Index	15.91	10.60
Russell 1000 Index	17.37	13.61

Performance Inception Date		Feb. 26, 2021
No Deduction of Taxes [Text Block]		The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 61,935,737	$ 61,935,737
Holdings Count | shares	21	21
Advisory Fees Paid, Amount		$ 194,518
Investment Company, Portfolio Turnover		56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,935,737
Number of Portfolio Holdings	21
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$194,518

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.5
Berkshire Hathaway, Inc., Class B	6.5
Waste Management, Inc.	6.2
Texas Instruments, Inc.	6.1
Colgate-Palmolive Co.	5.7
Aon plc, Class A	5.7
Abbott Laboratories	5.7
Capital One Financial Corp.	4.9
ConocoPhillips	4.8
Union Pacific Corp.	4.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.5
Berkshire Hathaway, Inc., Class B	6.5
Waste Management, Inc.	6.2
Texas Instruments, Inc.	6.1
Colgate-Palmolive Co.	5.7
Aon plc, Class A	5.7
Abbott Laboratories	5.7
Capital One Financial Corp.	4.9
ConocoPhillips	4.8
Union Pacific Corp.	4.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On December 10, 2025, Diamond Hill Investment Group, Inc. (Diamond Hill), First Eagle Investment Management, LLC and Soar Christopher Holding, Inc., entered into an Agreement and Plan of Merger pursuant to which Diamond Hill will be become a wholly-owned subsidiary of First Eagle. Diamond Hill is the parent of Diamond Hill Capital Management, Inc. (DHCM), the investment adviser to the Fund. The transaction is expected to be completed by the third quarter of 2026, subject to customary closing conditions, including obtaining necessary Fund and shareholder consents.

In anticipation of the transaction described above, the Board of Trustees, (i) approved a new investment management agreement with DHCM; (ii) nominated nine individuals for election to serve as trustees on the new Board of Trustees of Diamond Hill Funds; and (iii) authorized a special shareholder meeting at which shareholders of each Fund will be asked to approve the new investment management agreement and elect the nominees. If approved by shareholders, the new investment management agreement and Board of Trustees will be effective upon the closing of the transaction.

The new investment management agreement is identical in all material respects to the current investment management agreement, except for the commencement and renewal dates. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 10, 2025. For more complete information, you may review the Fund's prospectus dated February 28, 2026 at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number		888-226-5595
Updated Prospectus Web Address		https://www.diamond-hill.com/documents